INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 7,367	$ 6,461
Work in process	10,300	6,541
Finished products	11,186	8,467
Inventory, Net	$ 28,853	$ 21,469